Cover page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39777
Entity Registrant Name	NANOBIOTIX S.A.
Entity Address, Address Line	60 rue de Wattignies
Entity Address, Postal Zip Code	75012
Entity Address, City or Town	Paris
Entity Address, Country	FR
Amendment Flag	false
Entity Central Index Key	0001760854
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2